Cover Page	Jul. 26, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 26, 2019
Entity Registrant Name	NORFOLK SOUTHERN CORPORATION
Entity Incorporation, State or Country Code	VA
Entity File Number	1-8339
Entity Tax Identification Number	52-1188014
Entity Address, Address Line One	Three Commercial Place
Entity Address, City or Town	Norfolk,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23510-2191
City Area Code	757-
Local Phone Number	629-2680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Norfolk Southern Corporation Common Stock (Par Value $1.00)
Trading Symbol	NSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000702165
Amendment Flag	false